Note 11 - Financial Instruments (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 16, 2020 USD ($)
M/V EM Oinousses [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 3,770
Property, Plant, and Equipment, Fair Value Disclosure	3,870
Vessel Held for Sale, Estimated Sale Costs	220
Impairment of Long-Lived Assets to be Disposed of	$ 120
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total		1
Derivative, Notional Amount		$ 30,000
Derivative, Fixed Interest Rate		0.78%